SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7)	12 Months Ended
Jun. 27, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Dispensary Licenses	15 years
Customer Relationships	5 years
Management Agreement	30 years
Intellectual Property	10 years
Capitalized Software	3 years